UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

NOVEMBER 30, 2017

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	November 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 0.4%
Adient PLC	659,385	$51,603,470

Diversified Consumer Services - 0.0%
Ascent Capital Group Inc., Class A Shares	75,294	906,540	*

Internet & Direct Marketing Retail - 1.3%
Liberty Expedia Holdings Inc., Class A Shares	371,409	16,743,118	*
Liberty Interactive Corp. QVC Group, Class A Shares	3,834,198	93,554,431	*
Liberty TripAdvisor Holdings Inc., Class A Shares	383,419	3,584,967	*
Liberty Ventures, Series A Shares	557,115	31,092,588	*

Total Internet & Direct Marketing Retail		144,975,104

Media - 18.6%
AMC Networks Inc., Class A Shares	3,768,945	194,251,425	*
CBS Corp., Class B Shares, Non Voting Shares	769,032	43,111,934
Comcast Corp., Class A Shares	21,432,751	804,585,473
Discovery Communications Inc., Class A Shares	7,942,226	151,061,139	*
Discovery Communications Inc., Class C Shares	2,824,449	51,066,038	*
Liberty Broadband Corp., Class A Shares	1,139,126	97,634,489	*
Liberty Broadband Corp., Class C Shares	1,620,151	140,872,129	*
Liberty Global PLC, Class A Shares	684,020	21,724,475	*
Liberty Global PLC, Series C Shares	2,071,317	63,858,703	*
Liberty Global PLC LiLAC, Class A Shares	119,545	2,486,536	*
Liberty Global PLC LiLAC, Class C Shares	362,001	7,511,521	*
Liberty Media Corp.-Liberty Braves, Class A Shares	160,907	3,639,716	*
Liberty Media Corp.-Liberty Braves, Class C Shares	288,463	6,530,802	*
Liberty Media Corp.-Liberty Formula One, Class A Shares	402,268	13,994,904	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	721,160	26,250,224	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	1,609,076	65,602,029	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	2,884,645	117,722,362	*
Lions Gate Entertainment Corp., Class B Shares	1,486,159	46,130,375	*
Madison Square Garden Co., Class A Shares	775,784	168,073,604	*
MSG Networks Inc., Class A Shares	2,327,350	41,543,198	*
Viacom Inc., Class B Shares	769,032	21,778,986
World Wrestling Entertainment Inc., Class A Shares	974,634	27,767,323

Total Media		2,117,197,385

TOTAL CONSUMER DISCRETIONARY		2,314,682,499

ENERGY - 9.1%
Energy Equipment & Services - 4.2%
Core Laboratories NV	2,972,027	299,431,720	(a)
Frank’s International NV	127,812	796,269
National-Oilwell Varco Inc.	3,216,038	107,898,075
Weatherford International PLC	20,583,213	67,924,603	*

Total Energy Equipment & Services		476,050,667

Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	7,692,804	369,946,944
Newfield Exploration Co.	5,982,877	185,050,386	*

Total Oil, Gas & Consumable Fuels		554,997,330

TOTAL ENERGY		1,031,047,997

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	SHARES	VALUE
FINANCIALS - 1.7%
Banks - 0.8%
Sterling Bancorp	3,400,765	$86,209,393

Capital Markets - 0.5%
Cohen & Steers Inc.	1,317,854	61,385,639

Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp Inc.	3,643,893	48,609,533

TOTAL FINANCIALS		196,204,565

HEALTH CARE - 37.3%
Biotechnology - 21.1%
Aduro Biotech Inc.	125,536	1,192,592	*
Agios Pharmaceuticals Inc.	1,057,216	65,071,645	*
Alkermes PLC	1,031,917	53,958,940	*
Amgen Inc.	4,217,037	740,764,719
Biogen Inc.	3,170,327	1,021,384,250	*
Bioverativ Inc.	1,585,164	79,289,903	*
ImmunoGen Inc.	128,313	814,788	*
Ionis Pharmaceuticals Inc.	2,777,852	154,143,007	*
ProQR Therapeutics NV	288,683	952,654	*
Spark Therapeutics Inc.	395,460	28,959,536	*
Vertex Pharmaceuticals Inc.	1,755,628	253,319,564	*

Total Biotechnology		2,399,851,598

Health Care Equipment & Supplies - 1.8%
Medtronic PLC	2,343,334	192,458,021
Wright Medical Group NV	364,579	8,862,916	*

Total Health Care Equipment & Supplies		201,320,937

Health Care Providers & Services - 10.1%
UnitedHealth Group Inc.	5,056,214	1,153,676,348

Pharmaceuticals - 4.3%
Allergan PLC	2,636,403	458,285,934
Mallinckrodt PLC	306,587	6,689,728	*
Valeant Pharmaceuticals International Inc.	1,507,645	25,253,054	*

Total Pharmaceuticals		490,228,716

TOTAL HEALTH CARE		4,245,077,599

INDUSTRIALS - 6.7%
Aerospace & Defense - 2.7%
Engility Holdings Inc.	251,168	7,331,594	*
L3 Technologies Inc.	1,492,303	296,356,452

Total Aerospace & Defense		303,688,046

Building Products - 2.2%
Johnson Controls International PLC	6,593,858	248,192,815

Construction & Engineering - 1.3%
Fluor Corp.	2,965,946	143,581,446

Machinery - 0.5%
Pentair PLC	796,874	56,705,554

Trading Companies & Distributors - 0.0%
NOW Inc.	546,409	5,638,941	*

TOTAL INDUSTRIALS		757,806,802

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 0.3%
ARRIS International PLC	1,102,288	$33,035,571	*

Electronic Equipment, Instruments & Components - 3.3%
Dolby Laboratories Inc., Class A Shares	832,892	51,789,225
Fitbit Inc., Class A Shares	217,216	1,490,102	*
TE Connectivity Ltd.	3,393,910	320,520,860

Total Electronic Equipment, Instruments & Components		373,800,187

Internet Software & Services - 1.5%
Facebook Inc., Class A Shares	205,690	36,444,154	*
LogMeIn Inc.	88,865	10,574,935
Twitter Inc.	6,158,817	126,748,454	*

Total Internet Software & Services		173,767,543

Semiconductors & Semiconductor Equipment - 7.4%
Broadcom Ltd.	2,109,920	586,431,165
Cree Inc.	3,807,925	135,333,655	*
Intel Corp.	2,746,017	123,131,402

Total Semiconductors & Semiconductor Equipment		844,896,222

Software - 5.8%
Autodesk Inc.	3,103,412	340,444,296	*
Citrix Systems Inc.	2,001,850	175,422,116	*
Nuance Communications Inc.	8,743,021	135,866,546	*

Total Software		651,732,958

Technology Hardware, Storage & Peripherals - 5.1%
Seagate Technology PLC	9,825,633	378,876,408
Western Digital Corp.	2,549,693	201,068,790

Total Technology Hardware, Storage & Peripherals		579,945,198

TOTAL INFORMATION TECHNOLOGY		2,657,177,679

MATERIALS - 1.0%
Metals & Mining - 1.0%
Freeport-McMoRan Inc.	4,742,111	66,010,185	*
Nucor Corp.	881,799	50,703,443

TOTAL MATERIALS		116,713,628

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T Inc.	534,158	19,432,668

TOTAL COMMON STOCKS (Cost - $4,814,507,032)		11,338,143,437

	RIGHTS
RIGHTS - 0.0%
Wright Medical Group NV, CVR (Cost - $3,562,170)	1,424,868	2,237,043	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,818,069,202)		11,340,380,480

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $26,636,008)	1.046%	26,636,008	$26,636,008

TOTAL INVESTMENTS - 99.9% (Cost - $4,844,705,210)			11,367,016,488
Other Assets in Excess of Liabilities - 0.1%			9,736,667

TOTAL NET ASSETS - 100.0%			$11,376,753,155

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At November 30, 2017, the total market value of investments in Affiliated Companies was $299,431,720 and the cost was $198,796,083 (See Note 2).

Abbreviation used in this schedule:

CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$11,338,143,437	—	—	$11,338,143,437
Rights	2,237,043	—	—	2,237,043

Total Long-Term Investments	11,340,380,480	—	—	11,340,380,480

Short-Term Investments†	26,636,008	—	—	26,636,008

Total Investments	$11,367,016,488	—	—	$11,367,016,488

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended November 30, 2017:

	Affiliate Value at August 31, 2017	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2017
		Cost	Shares	Cost	Shares
Core Laboratories NV	$263,273,118	$—	—	$119,531	13,606	$1,121,064	$1,389,423	$36,278,133	$299,431,720

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2018